(26) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Schedule of diluted earnings per share considering dilutive effects of instruments convertible into shares

For diluted earnings per share, the calculation considered the dilutive effects of instruments convertible into shares, as shown below:

	2019		2018	2017
Numerator
Profit attributable to controlling shareholders	2,702,671		2,058,040	1,179,750
Denominator
Weighted average number of shares held by shareholders	1,087,828,995	(**)	1,017,914,746	1,017,914,746
Earnings per share - basic	2.48		2.02	1.16

Numerator
Profit attributable to controlling shareholders	2,702,671		2,058,040	1,179,750
Dilutive effect of convertible debentures of subsidiary CPFL Renováveis (*)	(13,764)		(7,525)	(11,966)
Profit attributable to controlling shareholders	2,688,907		2,050,515	1,167,783

Denominator
Weighted average number of shares held by shareholders	1,087,828,995	(**)	1,017,914,746	1,017,914,746
Earnings per share - diluted	2.47		2.01	1.15

(*) Proportional to the percentage of the Company's interest in the subsidiary in each period presented.
(**) Considers the events that took place on June 12 and 28, 2019, related to the Public Offering process of the Company (note 25.2)

(*)The dilutive effect of the numerator in the calculation of diluted earnings per share considers the dilutive effects of the debentures convertible into shares issued by by indirect subsidiaries of the Company (note 19). These financial instruments reduce the amount of earnings available to the Company’s controlling shareholders. The effects were calculated taking into account the assumption that said debentures would be converted into common shares of the subsidiaries at the beginning of each year.